Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product sales, net	$ 4,817,603	$ 730,717
Licensing revenue	1,000	5,000
Net Revenue	4,818,603	735,717
OPERATING EXPENSE
Cost of product sales	1,083,094	340,713
Research and development	77,804	0
Sales and marketing	3,621,045	82,079
General and administrative	5,870,572	3,828,113
Impairment of Goodwill	0	759,428
Total Operating Expense	10,652,515	5,010,333
LOSS FROM OPERATIONS	(5,833,912)	(4,274,616)
OTHER INCOME AND (EXPENSE)
Interest expense	(6,661,694)	(1,153,376)
Change in fair value of derivative liabilities	65,060	393,509
Other income (expense), net	1,649	(8,495)
Fair value adjustment for contingent consideration	(1,269,857)	115,822
Loss on extinguishment of debt	0	(32,500)
Total Other Expense, Net	(7,864,842)	(685,040)
LOSS BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES	(13,698,754)	(4,959,656)
Provision for (benefit from) income taxes	2,400	(757,028)
NET LOSS	$ (13,701,154)	$ (4,202,628)
BASIC LOSS AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.15)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)	94,106,382	52,517,530